Document and Entity Information (USD $)	3 Months Ended
	Nov. 30, 2012	Jan. 11, 2013
Document and Entity Information:
Entity Registrant Name	Sauer Energy, Inc.
Document Type	S-1
Document Period End Date	Nov. 30, 2012
Amendment Flag	false
Entity Central Index Key	0001446152
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		91,961,049
Entity Public Float		$ 18,099,517
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY